EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents basic earnings (loss) per share for each of the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$86,496	$(7,219)	$52,488
Weighted average number of shares – basic	94,886	72,190	55,509
Net income (loss) per share attributable to Dole plc - basic	$0.91	$(0.10)	$0.95
The following table presents diluted earnings (loss) per share for each of the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to Dole plc	$86,496	$(7,219)	$52,488
Weighted average number of shares - basic	94,886	72,190	55,509
Effect of share options with a dilutive effect	20	—	83
Weighted average number of shares - diluted	94,906	72,190	55,592
Net income (loss) per share attributable to Dole plc - diluted	$0.91	$(0.10)	$0.94